BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of	Annual	As of December 31,
	repayments	interest rate	2024	2025
			S$’000	S$’000

Term loans (unsecured)	Within 5 years	2.50%	53	-
Property loan (secured)	Within 27 years	3.75% - 4.82%	407	398
Total:			460	398

Representing: -
Within 12 months			62	10
Between 2 - 3 years			20	11
Over 3 - 5 years			22	35
Over 5 years			356	342
			460	398